Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	2018	2017
Cost	$6,937,062	$6,733,634
Accumulated depreciation	(3,898,450)	(3,559,810)
	$3,038,612	$3,173,824
Rig equipment	2,745,172	2,823,782
Rental equipment	43,992	60,179
Other equipment	52,195	66,560
Vehicles	12,702	16,280
Buildings	65,561	71,102
Assets under construction	84,561	102,035
Land	34,429	33,886
	$3,038,612	$3,173,824

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2016	$6,266,991	$159,144	$247,073	$45,147	$131,361	$126,430	$35,032	$7,011,178
Additions	21,268	71	49	42	235	53,158	—	74,823
Disposals	(71,014)	(9,758)	(785)	(339)	(930)	—	—	(82,826)
Reclassifications	67,779	84	216	113	—	(68,566)	—	(374)
Effect of foreign currency exchange differences	(250,858)	(1,530)	(1,603)	(1,762)	(3,281)	(8,987)	(1,146)	(269,167)
Balance, December 31, 2017	6,034,166	148,011	244,950	43,201	127,385	102,035	33,886	6,733,634
Additions	7,013	—	347	—	569	106,647	—	114,576
Disposals	(32,153)	(18,227)	(59,865)	(228)	(3,663)	—	(893)	(115,029)
Reclassifications	127,668	—	507	—	—	(128,175)	—	—
Reclassification to assets held for sale	(135,398)	—	—	—	—	—	—	(135,398)
Effect of foreign currency exchange differences	321,240	679	5,351	2,483	4,036	4,054	1,436	339,279
Balance, December 31, 2018	$6,322,536	$130,463	$191,290	$45,456	$128,327	$84,561	$34,429	$6,937,062

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2016	$3,056,058	$79,746	$161,342	$23,117	$49,026	$—	$—	$3,369,289
Depreciation expense	334,896	15,159	19,914	5,064	8,488	—	—	383,521
Disposals	(67,304)	(6,331)	(592)	(320)	(208)	—	—	(74,755)
Impairment	15,313	—	—	—	—	—	—	15,313
Effect of foreign currency exchange differences	(128,579)	(742)	(2,274)	(940)	(1,023)	—	—	(133,558)
Balance, December 31, 2017	3,210,384	87,832	178,390	26,921	56,283	—	—	3,559,810
Depreciation expense	335,215	9,418	15,993	4,820	8,126	—	—	373,572
Disposals	(28,399)	(11,249)	(59,857)	(220)	(3,161)	—	—	(102,886)
Reclassification to assets held for sale	(115,740)	—	—	—	—	—	—	(115,740)
Effect of foreign currency exchange differences	175,904	470	4,569	1,233	1,518	—	—	183,694
Balance, December 31, 2018	$3,577,364	$86,471	$139,095	$32,754	$62,766	$—	$—	$3,898,450

a)	Impairment Test

Precision reviews the carrying value of its long-lived assets at each reporting period for indications of impairment. Precision completed its review as at December 31, 2018 and impairment charges of $207.5 million were recorded against goodwill. Refer to Note 9 for additional discussion of impairment testing performed in the current year.

As at December 31, 2017, the Corporation determined that the uncertainty around future activity levels within Mexico was an indication of impairment and a comprehensive assessment of the carrying values of property, plant and equipment of the Mexico drilling CGU within the Contract Drilling Services segment was performed.

The recoverable amount of the Mexico drilling CGU was determined using a value in use calculation. Projected cash flows covered a five-year period and were based on future expected outcomes taking into account existing contracts, past experience and management’s expectation of future market conditions. The primary source of cash flow information was the strategic plan approved by executives of the Corporation. The strategic plan was developed based on benchmark commodity prices and industry supply-demand fundamentals.

Cash flows used in the calculation were discounted using a discount rate specific to the Mexico drilling CGU. The after-tax discount rate derived from Precision’s weighted average cost of capital, adjusted for risk factors specific to the CGU and used in determining the recoverable amount for the Mexico drilling CGU was 17.1%. The test resulted in an impairment charge of $15.3 million as the carrying value of the CGU’s assets exceeded its value in use of $26.3 million.